Document And Entity Information	12 Months Ended
Mar. 31, 2020 USD ($) shares
Document And Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND V LP
Entity Central Index Key	0001267425
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding | shares	0
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float | $	$ 0